Details of Significant Accounts - Employee benefit expenses, schedule of employee benefit expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Details of Significant Accounts
Wages and salaries	$ 11,107	$ 10,425
Remuneration to directors	345	335
Employee insurance fees	711	685
Pension costs	416	388
Employee stock options	1,437	1,266
Other personnel expenses	463	417
Employee benefit expenses	$ 14,479	$ 13,516